Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customers
3.
REVENUE FROM CONTRACTS WITH CUSTOMERS

Contract Balances

Payments from customers are based on the billing terms established in the revenue contracts. Customers are generally required to make upfront payments before the delivery of goods or the provision of service as only corporate customers are offered credit terms within 90 days. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is recorded as a contract asset. The Group’s contract assets are insignificant as of December 31, 2024 and 2025.

The Group’s contract liabilities include payments received in advance of performance under revenue contracts which are included in “Customer advances and deferred revenue” on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract. The customer advances and deferred revenue balances as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Deferred membership service revenue	157,552	135,948	19,440
Customer advances and prepaid cards	121,270	136,665	19,543
Deferred revenue related to loyalty points	454	647	93
Total	279,276	273,260	39,076

The Group recognized revenues that were previously deferred as contract liabilities of RMB131.3 million, RMB134.3 million and RMB161.5 million (US$23.1 million) during the years ended December 31, 2023, 2024 and 2025, respectively.

The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

The Group had RMB157.6 million and RMB135.9 million (US$19.4 million) of deferred revenues related to membership service fees at December 31, 2024 and 2025 that are expected to be recognized as revenues over the remaining membership period of one to twelve months. The Group also had RMB121.3 million and RMB136.7 million (US$19.5 million) of deferred revenues related to customer advances and cash received for prepaid cards at December 31, 2024 and 2025 respectively, which are expected to be recognized as revenues in future periods upon the usage of the prepaid card balances to purchase the Group’s products. The Group had RMB0.5 million and RMB0.6 million (US$0.1 million) of deferred revenues at December 31, 2024 and 2025 related to unsatisfied performance obligations under the loyalty points program that will be recognized as revenues when the points are redeemed, which will occur over the next three months given their expiration period.